March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic 2050 Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock LifePath® Dynamic 2050 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 86.1%
BlackRock Advantage Emerging Markets Fund, Class K	2,564,777	$ 26,314,609
BlackRock Real Estate Securities Fund	388,872	5,891,405
BlackRock Tactical Opportunities Fund, Class K	576,430	8,623,390
Diversified Equity Master Portfolio	$161,278,440	161,278,440
International Tilts Master Portfolio	$29,340,716	29,340,716
iShares MSCI Canada ETF(b)	53,368	2,174,746
iShares MSCI EAFE Small-Cap ETF(b)	464,498	29,509,558
		263,132,864
Fixed-Income Funds — 1.4%
BlackRock Diversified Fixed Income Fund, Class K	11,307	106,624
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	38,367	4,170,109
		4,276,733

Security	Shares	Value
Money Market Funds — 17.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.50%(c)(d)	16,579,387	$ 16,587,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.31%(c)	37,026,900	37,026,900
		53,614,577
Total Investments — 105.0% (Cost: $285,968,842)		321,024,174
Liabilities in Excess of Other Assets — (5.0)%		(15,417,118)
Net Assets — 100.0%		$ 305,607,056

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares/ Investment Value Held at 03/31/25	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 8,238,298	$ 18,037,180	$ —	$ —	$ 39,131	$ 26,314,609	2,564,777	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	8,355,438	8,234,351 (a)	—	(2,353)	241	16,587,677	16,579,387	7,846 (b)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	67,080,148	—	(30,053,248)(a)	—	—	37,026,900	37,026,900	553,223	—
BlackRock Diversified Fixed Income Fund, Class K	104,181	1,326	—	—	1,117	106,624	11,307	1,325	—
BlackRock High Yield Bond Portfolio, Class K(c)	—	—	—	—	—	—	—	(2,940)	—
BlackRock Real Estate Securities Fund	4,747,954	1,041,000	—	—	102,451	5,891,405	388,872	—	—
BlackRock Tactical Opportunities Fund, Class K	8,565,747	—	—	—	57,643	8,623,390	576,430	—	—
Diversified Equity Master Portfolio	143,107,048	26,712,497 (a)(d)	—	1,275,529	(9,816,634)	161,278,440	$161,278,440	544,979	—
International Tilts Master Portfolio	26,864,425	183,624 (a)(d)	—	524,508	1,768,159	29,340,716	$29,340,716	183,624	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	4,099,130	—	—	—	70,979	4,170,109	38,367	30,836	—
iShares MSCI Canada ETF	2,150,730	—	—	—	24,016	2,174,746	53,368	—	—
iShares MSCI EAFE Small-Cap ETF	7,077,496	21,643,089	—	—	788,973	29,509,558	464,498	—	—
				$ 1,797,684	$ (6,963,924)	$ 321,024,174		$ 1,318,893	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2050 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	31	06/12/25	$ 5,563	$ (53,232)
10-Year U.S. Treasury Note	71	06/18/25	7,911	13,704
S&P/TSE 60 Index	25	06/19/25	5,203	156,266
E-mini Russell 2000 Index	109	06/20/25	11,048	77,035
Micro E-mini S&P 500 Index	476	06/20/25	13,455	72,625
MSCI EAFE Index	45	06/20/25	5,437	(130,938)
MSCI Emerging Markets Index	39	06/20/25	2,166	(40,692)
S&P 500 E-Mini Index	22	06/20/25	6,219	81,262
				176,030
Short Contracts
Ultra U.S. Treasury Bond	24	06/18/25	2,950	(38,509)
NASDAQ 100 E-Mini Index	15	06/20/25	5,832	4,428
				(34,081)
				$ 141,949
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	7,595,444	USD	5,287,352	Barclays Bank PLC	06/18/25	$ 10,932
CAD	3,823,393	USD	2,661,598	Goldman Sachs International	06/18/25	5,452
USD	224,121	EUR	206,000	Deutsche Bank AG	06/18/25	410
						16,794
AUD	19,297,072	USD	12,170,277	Morgan Stanley & Co. International PLC	06/18/25	(104,865)
JPY	1,835,713,764	EUR	11,582,187	Deutsche Bank AG	06/18/25	(233,447)
JPY	917,089,871	USD	6,177,449	Bank of America N.A.	06/18/25	(10,366)
JPY	419,214,675	USD	2,879,216	Goldman Sachs International	06/18/25	(60,156)
						(408,834)
						$ (392,040)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR plus 0.63%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	2,488	$ 7,477	$ —	$ 7,477
1-day SOFR plus 0.69%, 4.41%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	Quarterly	Morgan Stanley & Co. International PLC	N/A	10/06/25	USD	522	12,559	—	12,559
									$ 20,036	$ —	$ 20,036
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock LifePath® Dynamic 2050 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 72,513,708	$ —	$ —	$ 72,513,708
Fixed-Income Funds	4,276,733	—	—	4,276,733
Money Market Funds	53,614,577	—	—	53,614,577
	$130,405,018	$—	$—	130,405,018
Investments Valued at NAV(a)				190,619,156
				$ 321,024,174
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 391,616	$ 20,036	$ —	$ 411,652
Foreign Currency Exchange Contracts	—	16,794	—	16,794
Interest Rate Contracts	13,704	—	—	13,704
Liabilities
Equity Contracts	(171,630)	(53,232)	—	(224,862)
Foreign Currency Exchange Contracts	—	(408,834)	—	(408,834)
Interest Rate Contracts	(38,509)	—	—	(38,509)
	$195,181	$(425,236)	$—	$(230,055)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate